Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 23, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
■	PAY VERSUS PERFORMANCE
Compensation Actually Paid
The following table shows the total compensation of our Principal Executive Officer (“PEO”) or CEO and the average compensation of the other non-CEO NEOs as reported in the Summary Compensation Table (“SCT”) for the past three fiscal years, as well as compensation actually paid (“CAP”) as calculated under Item 402(v) of Regulation S-K, and certain other performance measures required by Item 402(v). CAP figures do not necessarily reflect the actual amount of compensation earned by or paid to our CEO, or the average amount of compensation earned by or paid to our non-CEO NEOs as a group, during a covered year. See “Compensation Discussion and Analysis” for more information regarding how our Compensation Committee seeks to align pay with performance when making decisions regarding NEO compensation.
Year	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(2)		Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands)(5)	Net Sales (thousands)(6)
	Langenstein	Brooks	Langenstein	Brooks			Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)
2022	$7,598,190	—	$11,027,723	—	$1,287,947	$2,196,413	$140	$144	$108,999	$2,142,020
2021	$5,780,586	—	$10,419,166	—	$1,901,409	$3,254,700	$119	$120	$46,218	$1,809,927
2020	$2,940,158	$1,251,290	$1,740,999	$(1,486,958)	$760,266	$131,889	$60	$109	$(360,144)	$1,324,051
(1)
Molly Langenstein became the Company’s CEO effective June 24, 2020. Prior to June 24, 2020, Bonnie R. Brooks served as the Company’s CEO. The non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Ms. Brooks, Patrick J. Guido, Kristin M. Gwinner, Joseph R. Topper, Jr. and David M. Oliver; and (ii) for 2020, Ms. Gwinner, Mr. Oliver, Jennifer Ellis, Ann E. Joyce and Mary van Praag.

Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year for Ms. Langenstein and Ms. Brooks, respectively, and (ii) the average of the total compensation reported in the SCT for the applicable year for the Company’s non-CEO NEOs listed above reported for the applicable year.
(2)
CAP reflects the deductions from and additions to (i) the SCT total compensation for Ms. Langenstein and Ms. Brooks, respectively, for the applicable year, and (ii) the average SCT total compensation for the non-CEO NEOs listed above for the applicable year, in each case as reflected in the tables below. The fair value of stock awards was determined by reference to (i) for restricted stock or RSU awards, the closing price of our common stock on the applicable measurement date and (ii) for PSU awards, the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date for annual PSU awards, and for select PSU awards in fiscal years 2019 and 2020, an additional company specific performance metric was utilized, requiring the use of the Monte Carlo model for valuation. The Company suspended payment of dividends in April 2020. No adjustment was made for dividends, as the dividend was factored into the fair market value of the awards.

(3)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Apparel Retail Index.

(5)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(6)
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that net sales is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

PEO (Langenstein) SCT Total to CAP
Year	Reported Summary Compensation Table Total for PEO (Langenstein)	Summary Compensation Table Equity Awards	Year End Fair Value of Outstanding Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid to PEO (Langenstein)
2022	$7,598,190	$(4,499,995)	$5,543,112	$1,930,978	$455,437	—	$11,027,723
2021	$5,780,586	$(2,560,000)	$4,938,750	$1,620,045	$639,785	—	$10,419,166
2020	$2,940,158	$(1,386,406)	$851,772	$(415,001)	$(249,524)	—	$1,740,999
PEO (Brooks) SCT Total to CAP
Year	Reported Summary Compensation Table Total for PEO (Brooks)	Summary Compensation Table Equity Awards	Year End Fair Value of Outstanding Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid to PEO (Brooks)
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—
2020	$1,251,290	—	—	$(2,107,143)	$(631,105)	—	$(1,486,958)
Average Non-CEO NEOs SCT to CAP
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Summary Compensation Table Equity Awards	Average Year End Fair Value of Outstanding Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,287,947	$(404,997)	$477,322	$436,507	$399,633	—	$2,196,413
2021	$1,901,409	$(859,246)	$1,533,105	$524,917	$154,515	—	$3,254,700
2020	$760,266	$(370,450)	$310,842	$(55,329)	$(4,684)	$(508,756)	$131,889

Company Selected Measure Name			Net Sales
Named Executive Officers, Footnote [Text Block]
(1)
Molly Langenstein became the Company’s CEO effective June 24, 2020. Prior to June 24, 2020, Bonnie R. Brooks served as the Company’s CEO. The non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Ms. Brooks, Patrick J. Guido, Kristin M. Gwinner, Joseph R. Topper, Jr. and David M. Oliver; and (ii) for 2020, Ms. Gwinner, Mr. Oliver, Jennifer Ellis, Ann E. Joyce and Mary van Praag.

Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year for Ms. Langenstein and Ms. Brooks, respectively, and (ii) the average of the total compensation reported in the SCT for the applicable year for the Company’s non-CEO NEOs listed above reported for the applicable year.

Peer Group Issuers, Footnote [Text Block]
(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Apparel Retail Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(6)
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that net sales is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

PEO (Langenstein) SCT Total to CAP
Year	Reported Summary Compensation Table Total for PEO (Langenstein)	Summary Compensation Table Equity Awards	Year End Fair Value of Outstanding Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid to PEO (Langenstein)
2022	$7,598,190	$(4,499,995)	$5,543,112	$1,930,978	$455,437	—	$11,027,723
2021	$5,780,586	$(2,560,000)	$4,938,750	$1,620,045	$639,785	—	$10,419,166
2020	$2,940,158	$(1,386,406)	$851,772	$(415,001)	$(249,524)	—	$1,740,999
PEO (Brooks) SCT Total to CAP
Year	Reported Summary Compensation Table Total for PEO (Brooks)	Summary Compensation Table Equity Awards	Year End Fair Value of Outstanding Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid to PEO (Brooks)
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—
2020	$1,251,290	—	—	$(2,107,143)	$(631,105)	—	$(1,486,958)

Non-PEO NEO Average Total Compensation Amount			$ 1,287,947	$ 1,901,409	$ 760,266
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,196,413	3,254,700	131,889
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6)
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that net sales is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Average Non-CEO NEOs SCT to CAP
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Summary Compensation Table Equity Awards	Average Year End Fair Value of Outstanding Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,287,947	$(404,997)	$477,322	$436,507	$399,633	—	$2,196,413
2021	$1,901,409	$(859,246)	$1,533,105	$524,917	$154,515	—	$3,254,700
2020	$760,266	$(370,450)	$310,842	$(55,329)	$(4,684)	$(508,756)	$131,889

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Financial Performance Measures and Compensation Actually Paid
The following charts show, for the past three fiscal years, the relationship between the CAP to our CEOs and average non-CEO NEOs and (i) the Company’s TSR and the S&P 500 Apparel Retail Index TSR; (ii) the Company’s net income; and (iii) the Company’s net sales. CAP is influenced by numerous factors, including, but not limited to, the timing of new equity grants and outstanding award vesting, share price volatility during the fiscal year and mix of performance metrics.
Compensation Actually Paid versus Company and Peer Group TSR

*	TSR value based on $100 investment of Chico's, FAS Inc. versus the S&P 500 Apparel Retail Index on January 31, 2020.
**	For Fiscal 2020, PEO CAP represents the aggregate of Ms. Brooks’ and Ms. Langenstein’s CAP.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Financial Performance Measures and Compensation Actually Paid
The following charts show, for the past three fiscal years, the relationship between the CAP to our CEOs and average non-CEO NEOs and (i) the Company’s TSR and the S&P 500 Apparel Retail Index TSR; (ii) the Company’s net income; and (iii) the Company’s net sales. CAP is influenced by numerous factors, including, but not limited to, the timing of new equity grants and outstanding award vesting, share price volatility during the fiscal year and mix of performance metrics.
Compensation Actually Paid versus Net Income

*	For Fiscal 2020, PEO CAP represents the aggregate of Ms. Brooks’ and Ms. Langenstein’s CAP.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Financial Performance Measures and Compensation Actually Paid
The following charts show, for the past three fiscal years, the relationship between the CAP to our CEOs and average non-CEO NEOs and (i) the Company’s TSR and the S&P 500 Apparel Retail Index TSR; (ii) the Company’s net income; and (iii) the Company’s net sales. CAP is influenced by numerous factors, including, but not limited to, the timing of new equity grants and outstanding award vesting, share price volatility during the fiscal year and mix of performance metrics.
Compensation Actually Paid versus Net Sales

*	For Fiscal 2020, PEO CAP represents the aggregate of Ms. Brooks’ and Ms. Langenstein’s CAP.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Financial Performance Measures and Compensation Actually Paid
The following charts show, for the past three fiscal years, the relationship between the CAP to our CEOs and average non-CEO NEOs and (i) the Company’s TSR and the S&P 500 Apparel Retail Index TSR; (ii) the Company’s net income; and (iii) the Company’s net sales. CAP is influenced by numerous factors, including, but not limited to, the timing of new equity grants and outstanding award vesting, share price volatility during the fiscal year and mix of performance metrics.
Compensation Actually Paid versus Company and Peer Group TSR

*	TSR value based on $100 investment of Chico's, FAS Inc. versus the S&P 500 Apparel Retail Index on January 31, 2020.
**	For Fiscal 2020, PEO CAP represents the aggregate of Ms. Brooks’ and Ms. Langenstein’s CAP.

Tabular List [Table Text Block]
Most Important Financial Performance Measures Table
The Company’s executive compensation program reflects a pay-for-performance philosophy. The following is a list of financial performance measures, which in our assessment, represent the most important financial performance measures used by the Company to link CAP to our NEOs, for the most recently completed fiscal year, to the Company’s performance. See “Compensation Discussion and Analysis” for more information on these financial performance measures.
Most Important Financial Performance Measures
Net Sales
Net Income
EBITDA
Return on Net Assets

Total Shareholder Return Amount			$ 140	119	60
Peer Group Total Shareholder Return Amount			144	120	109
Net Income (Loss)			$ 108,999,000	$ 46,218,000	$ (360,144,000)
Company Selected Measure Amount			2,142,020,000	1,809,927,000	1,324,051,000
PEO Name	Molly Langenstein	Bonnie R. Brooks	Molly Langenstein	Molly Langenstein
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Return on Net Assets
Molly Langenstein [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 7,598,190	$ 5,780,586	$ 2,940,158
PEO Actually Paid Compensation Amount			11,027,723	10,419,166	1,740,999
Bonnie R. Brooks [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	0	1,251,290
PEO Actually Paid Compensation Amount			0	0	(1,486,958)
PEO [Member] | Molly Langenstein [Member] | Summary Compensation Table Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,499,995)	(2,560,000)	(1,386,406)
PEO [Member] | Molly Langenstein [Member] | Year End Fair Value of Outstanding Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,543,112	4,938,750	851,772
PEO [Member] | Molly Langenstein [Member] | Year over Year Change in Fair Value of Outstanding Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,930,978	1,620,045	(415,001)
PEO [Member] | Molly Langenstein [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			455,437	639,785	(249,524)
PEO [Member] | Molly Langenstein [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Bonnie R. Brooks [Member] | Summary Compensation Table Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Bonnie R. Brooks [Member] | Year End Fair Value of Outstanding Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Bonnie R. Brooks [Member] | Year over Year Change in Fair Value of Outstanding Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(2,107,143)
PEO [Member] | Bonnie R. Brooks [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(631,105)
PEO [Member] | Bonnie R. Brooks [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Summary Compensation Table Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(404,997)	(859,246)	(370,450)
Non-PEO NEO [Member] | Year End Fair Value of Outstanding Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			477,322	1,533,105	310,842
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			436,507	524,917	(55,329)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			399,633	154,515	(4,684)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ (508,756)